FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4:-	FAIR VALUE MEASUREMENTS

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of June 30, 2022 and December 31, 2021 by level within the fair value hierarchy.

June 30, 2022
(Unaudited)
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$49,189	$-	$49,189

Total financial assets	$-	$49,189	$-	$49,189

Liabilities:
Warrants (1)	$-	$-	$835	$835

Total financial liabilities	$-	$-	$835	$835

December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$49,896	$-	$49,896

Total financial assets	$-	$49,896	$-	$49,896

Liabilities:
Warrants (1)	$-	$-	$1,639	$1,639

Total financial liabilities	$-	$-	$1,639	$1,639

During the six months ended June 30, 2022, the Company recognized net trading losses of $707 which relates to marketable securities held by the Company.

(1)

As part of the Transactions (see Note 1c), the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net.

The change in the fair value of the derivative private warrants liability is summarized as follows:

	Six Months Ended June 30,
	2022	2021
	(Unaudited)
Balance as of January 1	$1,639	$-
Private warrants liability assumed in Transactions	-	7,291
Change in fair value of warrants liability	(789)	845
Reclassification of warrants liability to equity	(15)	-
Balance as of June 30	$835	$8,136

The estimated fair value of the private placement warrant derivative liabilities is determined using Level 3 inputs. Inherent in a Black-Scholes option pricing model are assumptions related to expected share price volatility, expiration, risk-free interest rate and dividend yield. The Company estimates the volatility of its private warrants based on implied volatility of the publicly traded warrants and the historical volatility of the company’s share price and of a selected peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve as of the valuation date for a maturity similar to the expiration of the warrants. The dividend yield is based on the historical rate, which the Company anticipates remaining at zero. The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	June 30,	December 31,
	2022	2021
	(Unaudited)
Fair vale determined per warrant	$1.80	$3.46
Expected volatility	95%	90%
Expected annual dividend yield	0%	0%
Expected term (years)	3.8	4.3
Risk-free rate	3.0%	1.2%